UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3723

Fidelity New York Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York Municipal Income Fund

April 30, 2017

NFY-QTLY-0617
1.800351.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount (000s)	Value (000s)
New York - 95.7%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$695
5% 7/1/25	455	528
5% 7/1/26	450	516
5% 7/1/27	500	570
5% 7/1/28	360	408
5% 7/1/29	300	339
5% 7/1/30	575	644
5% 7/1/40	1,000	1,081
5.25% 7/1/35	1,000	1,114
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	389
5% 7/1/24	400	476
5% 7/1/25	250	299
5% 7/1/26	500	591
5% 7/1/27	2,000	2,348
5% 7/1/29	500	578
Dorm. Auth. New York Univ. Rev.:
( State Univ. of New York Proj.) Series 2017 A, 5% 7/1/32	1,500	1,773
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (a)	3,700	4,131
(State Univ. of New York Proj.) Series 2017 A, 5% 7/1/34	3,000	3,505
Series 2016 A:
5% 7/1/36	8,000	9,211
5% 7/1/39	6,185	7,073
5% 7/1/41	2,500	2,827
5% 7/1/46	8,000	9,004
5% 7/1/50	6,280	6,986
Dutchess County Local Dev. Corp. Rev.:
( Vassar College, Proj.) Series 2017, 5% 7/1/35	1,100	1,280
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	9,914
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	646
5% 7/1/27	350	410
5% 7/1/28	500	581
5% 7/1/29	725	837
5% 7/1/31	2,610	2,983
5% 7/1/32	2,660	3,026
5% 7/1/33	2,770	3,136
5% 7/1/34	2,935	3,307
5% 7/1/35	3,000	3,367
5% 7/1/36	1,000	1,118
5% 7/1/40	8,500	9,417
(Vassar College, Proj.) Series 2017:
5% 7/1/36	1,430	1,658
5% 7/1/37	1,705	1,973
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	328
5% 9/15/28	275	325
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,402
5% 10/15/33 (FSA Insured)	300	349
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,273
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,041
5.25% 7/1/18	1,090	1,135
5.25% 7/1/19	1,100	1,173
5.75% 7/1/39	6,500	6,981
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,246
5.75% 2/15/47	22,185	25,175
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	1,007
Series 2009 A, 5.25% 4/1/21	1,945	2,081
Series 2012 A, 5% 9/1/42	2,320	2,566
Series 2012 B:
5% 9/1/25	4,000	4,619
5% 9/1/26	10,065	11,611
5% 9/1/27	10,000	11,520
Series 2014 A, 5% 9/1/35	5,000	5,629
Series 2016 B, 5% 9/1/36	3,500	3,950
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,565
5% 7/1/25	1,000	1,113
5% 7/1/26	1,150	1,279
5% 7/1/27	1,630	1,811
5% 7/1/28	1,015	1,127
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	606
5% 7/1/30	1,125	1,324
5% 7/1/32	1,250	1,454
5% 7/1/33	1,000	1,158
5% 7/1/35	1,000	1,148
5% 7/1/40	4,000	4,557
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	350	416
5% 5/1/24	750	903
5% 5/1/25	750	909
5% 5/1/26	1,200	1,440
5% 5/1/27	700	834
5% 5/1/29	1,750	2,053
5% 5/1/30	1,000	1,166
5% 5/1/31	1,205	1,398
Monroe County Indl. Dev. Corp.:
( Univ. of Rochester, Proj.) Series 2017 A:
5% 7/1/32	1,215	1,443
5% 7/1/34	1,310	1,538
(Univ. of Rochester Proj.) Series 2015:
5% 7/1/28	1,250	1,483
5% 7/1/29	1,050	1,238
5% 7/1/30	1,000	1,171
5% 7/1/31	1,200	1,398
5% 7/1/32	1,250	1,453
(Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/31	1,650	1,972
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	4,000	4,242
5% 11/15/51	3,000	3,225
5% 11/15/56	4,000	4,333
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,481
5% 4/1/29	14,040	16,101
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,200
5% 7/1/22	5,500	6,104
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	515
5% 7/1/26	1,500	1,690
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,185
5% 7/1/22	2,000	2,247
5% 7/1/27	2,155	2,383
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012, 5% 7/1/32	7,000	7,591
(Winthrop-Univsersity Hosp. Assoc. Proj.) Series 2012, 5% 7/1/37	4,595	4,900
Series 2014 B:
5% 7/1/23	550	629
5% 7/1/27	1,000	1,120
Series 2014 C, 5% 7/1/26	3,000	3,380
New York City Gen. Oblig.:
Series 2008:
5.25% 8/15/27	3,975	4,185
5.25% 8/15/27 (Pre-Refunded to 8/15/18 @ 100)	11,025	11,624
Series 2012 A1, 5% 8/1/24	2,400	2,734
Series 2012 G1, 5% 4/1/25	4,300	4,933
Series 2017 A, 5% 8/1/34	5,355	6,195
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	2,990
Series 2009 DD, 6% 6/15/40	1,115	1,175
Series 2009 EE, 5.25% 6/15/40	8,500	9,176
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,113
Series 2009 GG, 5.25% 6/15/40	10,000	10,796
Series 2011 EE:
5.375% 6/15/40	2,310	2,613
5.375% 6/15/43	20,035	22,644
5.5% 6/15/43	4,375	4,985
Series 2012 BB, 5.25% 6/15/44	2,330	2,646
Series 2012 CC, 5% 6/15/45	8,000	8,848
Series 2012 FF, 5% 6/15/24	8,240	9,629
Series 2013 CC, 5% 6/15/47	23,575	26,191
Series 2014 BB, 5% 6/15/46	9,785	10,877
Series 2014 CC, 5% 6/15/47	6,200	6,976
Series 2015 AA, 5% 6/15/44	6,200	6,989
Series 2015 FF, 5% 6/15/32	2,000	2,338
Series GG, 5% 6/15/43	2,700	2,965
5% 6/15/35	10,000	11,397
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/34	10,000	10,253
Series 2009 S1:
5.5% 7/15/38	2,900	3,047
5.625% 7/15/38	2,900	3,051
Series 2009 S3:
5.25% 1/15/26	1,000	1,069
5.25% 1/15/39	6,100	6,488
5.375% 1/15/34	13,435	14,371
Series 2009 S4:
5.5% 1/15/34	1,000	1,072
5.5% 1/15/39	6,700	7,171
5.75% 1/15/39	2,900	3,121
Series 2009 S5, 5.25% 1/15/39	10,180	10,827
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,998
Series 2016 S1, 5% 7/15/33	2,165	2,485
Series 2016:
5% 7/15/32	15,000	17,306
5% 7/15/35	5,000	5,687
Series S1, 5% 7/15/28	9,000	10,433
New York City Transitional Fin. Auth. Rev.:
Series 2013 B, 5% 11/1/26	2,955	3,451
Series 2013 F:
5% 2/1/31	6,000	6,926
5% 2/1/32	5,000	5,749
Series 2013 F1, 5% 2/1/28	11,120	13,007
Series 2014 D1:
5% 2/1/27	5,000	5,897
5% 2/1/28	5,000	5,863
5% 2/1/29	7,500	8,794
5% 2/1/31	4,300	4,989
5% 2/1/32	1,515	1,746
Series 2015 E1, 5% 2/1/41	8,000	9,004
Series 2017 A, 5% 5/1/37	10,000	11,439
Series A, 5% 8/1/28	3,500	4,135
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,906
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/29	5,000	5,884
5% 11/15/30	2,000	2,342
5% 11/15/33	9,115	10,523
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B:
5.25% 3/15/38	1,500	1,603
5.75% 3/15/36	10,500	11,377
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2012 D:
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	820	947
5% 2/15/37	7,500	8,347
Series 2013 A, 5% 2/15/30	18,985	22,024
Series 2014 A:
5% 2/15/39	20,345	21,571
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	11
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	21
5% 2/15/34	15,490	16,460
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	11
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,671
5% 10/1/30	3,355	3,953
Series 2016 G:
5% 10/1/29	2,415	2,837
5% 10/1/30	2,340	2,732
Series 2015 A:
5% 7/1/28	5,000	5,770
5% 7/1/29	5,000	5,731
5% 10/1/29	785	917
5% 5/1/30	3,450	3,969
5% 7/1/30	10,120	11,774
5% 7/1/30	5,000	5,700
5% 10/1/30	535	622
5% 5/1/31	11,000	12,587
5% 7/1/31	15,000	17,017
5% 10/1/31	1,595	1,846
5% 10/1/32	1,550	1,784
Series 2015 B:
5% 7/1/28	1,300	1,539
5% 10/1/28	1,000	1,175
5% 7/1/29	1,400	1,646
5% 10/1/29	1,470	1,714
5% 7/1/30	1,400	1,636
5% 7/1/31	1,400	1,625
5% 7/1/32	1,450	1,674
5% 7/1/33	1,750	2,011
5% 10/1/33	1,010	1,155
5% 10/1/34	1,070	1,218
5% 7/1/40	2,545	2,868
Series 2015:
5% 12/1/19 (a)	1,100	1,175
5% 12/1/20 (a)	1,200	1,305
5% 12/1/21 (a)	800	882
5% 12/1/23 (a)	700	784
5% 12/1/24 (a)	600	676
5% 12/1/27 (a)	1,200	1,331
Series 2016 A:
5% 7/1/31	1,200	1,393
5% 7/1/31	600	717
5% 7/1/32	800	952
5% 7/1/33	800	918
5% 7/1/33	1,800	2,126
5% 7/1/34	650	742
5% 7/1/35	500	568
5% 7/1/41	1,000	1,129
Series 2016 E, 5% 10/1/31	1,945	2,279
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,743
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,239
5% 7/1/37	6,000	6,622
Series 2009 A, 5% 7/1/22	445	482
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,279
(Marymount Manhattan College Proj.) Series 2009, 5% 7/1/17	2,080	2,089
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,414
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,883
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29 (Pre-Refunded to 12/1/18 @ 100)	2,945	3,180
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,114
5% 7/1/21	1,500	1,656
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,132
(School District Fing. Prog.) Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,456
(Teachers College Proj.) Series 2009:
5.375% 3/1/29 (Pre-Refunded to 3/1/19 @ 100)	2,930	3,162
5.5% 3/1/39 (Pre-Refunded to 3/1/19 @ 100)	2,500	2,703
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,765
Series 2010 A:
5% 7/1/19	1,500	1,615
5% 7/1/21	7,000	7,760
5% 7/1/22	6,000	6,646
5% 7/1/41	12,000	13,225
Series 2011 A:
5% 5/1/18	1,000	1,038
5% 5/1/20	5,590	6,183
5% 5/1/21	3,140	3,562
5% 5/1/22	2,350	2,655
Series 2012 F:
5% 10/1/20 (FSA Insured)	1,100	1,232
5% 10/1/23 (FSA Insured)	1,000	1,159
5% 10/1/24 (FSA Insured)	750	866
Series 2012:
5% 7/1/23	1,000	1,154
5% 7/1/38	1,000	1,125
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,657
5% 10/1/27 (FSA Insured)	1,000	1,180
5% 10/1/28 (FSA Insured)	1,000	1,173
Series A, 5.75% 7/1/18	1,465	1,508
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	5
New York Dorm. Auth. Sales Tax Rev.:
( New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,178
Series 2014 A, 5% 3/15/36	8,180	9,280
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. 5% 6/15/34	2,415	2,418
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	32,813
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 B, 5% 11/15/34	19,560	21,317
Series 2012 A, 5% 11/15/29	17,000	19,775
Series 2016 B1:
5% 11/15/36	5,000	5,774
5% 11/15/51	10,470	11,815
Series 2016 B2, 5% 11/15/37	12,700	14,622
New York Metropolitan Trans. Auth. Rev.:
Series 2008 B2, 5% 11/15/23	5,910	6,909
Series 2011 D:
5% 11/15/24	6,590	7,554
5% 11/15/25	5,000	5,726
Series 2012 D, 5% 11/15/25	20,000	23,356
Series 2012 H:
5% 11/15/24	3,290	3,844
5% 11/15/33	3,505	4,021
5% 11/15/42	4,750	5,305
Series 2013 A, 5% 11/15/43	3,250	3,597
Series 2013 E, 5% 11/15/43	15,375	17,168
Series 2014 A1, 5% 11/15/44	8,000	8,958
Series 2014 B, 5.25% 11/15/44	6,300	7,193
Series 2014 D, 5.25% 11/15/44	5,000	5,746
Series 2015 A1:
5% 11/15/40	5,000	5,596
5% 11/15/45	1,200	1,339
Series 2015 B:
5% 11/15/26	1,495	1,775
5% 11/15/28	1,000	1,171
5% 11/15/29	2,125	2,471
Series 2016 A1, 5% 11/15/46	31,830	35,617
Series 2016 B:
5% 11/15/34	1,490	1,711
5% 11/15/35	8,375	9,576
Series 2016, 6.5% 11/15/28	1,860	2,011
5.5% 11/15/18	870	906
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,999
New York Thruway Auth. Gen. Rev. Series 2016 A:
5% 1/1/34	3,000	3,408
5% 1/1/35	6,455	7,302
5% 1/1/41	9,320	10,430
5% 1/1/46	7,285	8,112
5% 1/1/51	23,625	25,974
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2011 A2, 5% 4/1/23	6,000	6,792
New York Trans. Dev. Corp. (Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (b)	4,000	4,347
5% 7/1/46 (b)	6,200	6,620
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A:
5% 3/15/29	8,950	10,791
5% 3/15/34	5,000	5,830
Series 2013 C, 5% 3/15/30	4,540	5,274
Series 2014 A, 5% 3/15/44	3,980	4,473
Series 2015 A, 5% 3/15/45	18,970	21,458
Series 2016, 5% 3/15/32	3,000	3,492
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,936
5% 6/15/24 (FSA Insured)	1,450	1,695
5% 6/15/25 (FSA Insured)	1,670	1,930
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,253
Port Auth. of New York & New Jersey 185th Series:
5% 9/1/26 (b)	10,150	11,839
5% 9/1/28 (b)	7,350	8,530
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,289
5% 3/1/21 (FSA Insured)	3,000	3,362
5% 3/1/22 (FSA Insured)	4,000	4,563
5% 3/1/23 (FSA Insured)	2,500	2,894
5% 3/1/24 (FSA Insured)	1,600	1,870
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	883
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,095
Schenectady Cnt Re Co. Re ( Union College, Proj.) Series 2017, 5% 1/1/40	2,600	2,958
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,141
5% 7/1/26	1,280	1,442
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,184
5% 3/1/25	500	595
5% 3/1/26	500	592
5% 3/1/27	350	411
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	1,840
0% 11/15/28	2,500	1,761
Series 2013 A, 5% 11/15/24	4,000	4,741
Series 2013 C:
5% 11/15/27	5,660	6,677
5% 11/15/28	5,935	6,986
5% 11/15/29	6,340	7,447
Series 2015 A, 5.25% 11/15/45	10,820	12,413
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	6,266
5.125% 9/1/40	8,055	8,630
Series 2015:
5% 8/1/26	1,385	1,617
5% 8/1/27	1,600	1,852
5% 8/1/28	1,565	1,796
5% 8/1/32	1,000	1,115
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	350
5% 4/1/30	350	403
5% 4/1/31	335	384
5% 4/1/32	1,000	1,141
5% 4/1/34	1,045	1,182
5% 4/1/35	1,180	1,329
5% 4/1/40	1,400	1,561
5% 4/1/45	2,250	2,499
Yonkers Gen. Oblig.:
Series 2015 A:
5% 3/15/22 (FSA Insured)	750	848
5% 3/15/23 (FSA Insured)	1,255	1,418
5% 3/15/24 (FSA Insured)	1,545	1,744
Series 2015 B:
5% 8/1/21 (FSA Insured)	735	838
5% 8/1/22 (FSA Insured)	510	592
5% 8/1/23 (FSA Insured)	300	353
Series 2015 C:
4% 8/1/17 (FSA Insured)	400	403
4% 8/1/18 (FSA Insured)	630	652
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,870
5% 9/1/27 (FSA Insured)	3,755	4,423
5% 8/1/28 (FSA Insured)	2,060	2,406
5% 9/1/28 (FSA Insured)	3,945	4,614
5% 8/1/29 (FSA Insured)	1,500	1,740
5% 9/1/29 (FSA Insured)	4,150	4,821
5% 8/1/30 (FSA Insured)	1,500	1,731
5% 9/1/30 (FSA Insured)	4,365	5,042
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 6% 6/1/41 (Pre-Refunded to 6/1/19 @ 100)	5,000	5,510

TOTAL NEW YORK		1,633,989

New York And New Jersey - 2.9%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	27,517
185th Series, 5% 9/1/27 (b)	6,200	7,236
85th Series, 5.375% 3/1/28	6,280	7,671
5% 10/15/36 (b)(c)	5,455	6,195

TOTAL NEW YORK AND NEW JERSEY		48,619

TOTAL MUNICIPAL BONDS
(Cost $1,630,798)		1,682,608
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $1,630,798)		1,682,608
NET OTHER ASSETS (LIABILITIES) - 1.4%		24,116
NET ASSETS - 100%		$1,706,724

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,284,000 or 0.6% of net assets.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities, are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $1,630,786,000. Net unrealized appreciation aggregated $51,822,000, of which $66,212,000 related to appreciated investment securities and $14,390,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2017